CALVERT VP EAFE INTERNATIONAL INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2019 (Unaudited)

	SHARES	VALUE ($)
COMMON STOCKS - 99.1%
Australia - 6.9%
AGL Energy Ltd.	6,090	78,786
Alumina Ltd.	14,501	23,232
AMP Ltd.	28,396	35,022
APA Group (1)	11,361	87,989
Aristocrat Leisure Ltd.	4,773	98,682
ASX Ltd.	1,623	88,940
Aurizon Holdings Ltd.	16,477	65,683
AusNet Services	27,031	33,117
Australia & New Zealand Banking Group Ltd.	25,731	494,284
Bank of Queensland Ltd. (1)	3,884	26,011
Bendigo & Adelaide Bank Ltd. (1)	4,706	36,514
BGP Holdings plc (2)(3)	77,172	—
BHP Group Ltd.	25,518	630,564
BlueScope Steel Ltd.	4,388	35,641
Boral Ltd.	10,917	35,629
Brambles Ltd.	14,024	107,999
Caltex Australia Ltd. (1)	2,659	47,247
Challenger Ltd.	5,824	29,004
CIMIC Group Ltd.	1,008	21,418
Coca-Cola Amatil Ltd.	2,449	17,623
Cochlear Ltd.	583	82,042
Coles Group Ltd.	11,027	114,642
Commonwealth Bank of Australia	15,572	849,443
Computershare Ltd.	3,586	39,201
Crown Resorts Ltd.	3,713	30,204
CSL Ltd.	4,039	638,614
Dexus	9,023	72,678
Flight Centre Travel Group Ltd. (1)	565	18,147
Fortescue Metals Group Ltd. (1)	11,558	68,796
Goodman Group	14,771	141,385
GPT Group (The)	14,077	58,538
Harvey Norman Holdings Ltd. (1)	5,671	17,349
Incitec Pivot Ltd.	17,202	39,394
Insurance Australia Group Ltd.	21,017	112,146
Lend Lease Group	5,044	59,826
Macquarie Group Ltd.	2,616	231,888
Magellan Financial Group Ltd.	712	24,799
Medibank Pvt Ltd.	21,199	48,684
Mirvac Group	28,589	59,061
National Australia Bank Ltd.	24,625	493,736
Newcrest Mining Ltd.	6,846	157,976
Oil Search Ltd.	12,475	61,586
Orica Ltd.	3,401	51,791

Origin Energy Ltd. (1)	13,013	70,090
QBE Insurance Group Ltd.	11,896	100,907
Ramsay Health Care Ltd.	1,442	63,174
REA Group Ltd.	537	39,259
Rio Tinto Ltd.	3,172	198,678
Santos Ltd.	13,517	70,480
Scentre Group	45,895	121,762
Seek Ltd.	1,597	23,165
Sonic Healthcare Ltd.	4,020	76,223
South32 Ltd.	48,353	85,280
Stockland	19,317	59,336
Suncorp Group Ltd.	11,331	104,390
Sydney Airport	11,138	60,437
TABCORP Holdings Ltd.	15,814	51,763
Telstra Corp. Ltd.	37,215	88,217
TPG Telecom Ltd.	3,460	16,217
Transurban Group	24,274	240,979
Treasury Wine Estates Ltd.	6,449	80,947
Vicinity Centres	25,959	45,038
Washington H Soul Pattinson & Co. Ltd. (1)	1,000	14,209
Wesfarmers Ltd.	10,212	274,374
Westpac Banking Corp.	30,242	604,012
Woodside Petroleum Ltd.	8,670	189,415
Woolworths Group Ltd.	11,717	294,842
WorleyParsons Ltd.	1,653	14,501
		8,453,006

Austria - 0.2%
Andritz AG	669	27,339
Erste Group Bank AG	2,528	83,549
OMV AG	1,537	82,381
Raiffeisen Bank International AG	1,194	27,691
Verbund AG	502	27,467
Voestalpine AG	1,159	26,648
		275,075

Belgium - 1.0%
Ageas	1,514	83,929
Anheuser-Busch InBev SA/NV	6,687	636,465
Colruyt SA	686	37,581
Groupe Bruxelles Lambert SA	572	54,905
KBC Groep NV	2,361	153,350
Proximus	920	27,337
Solvay SA	647	66,982
Telenet Group Holding NV (3)	537	25,341
UCB SA	1,267	91,924
Umicore SA (1)	1,940	73,299
		1,251,113

China - 0.0% (4)
BeiGene Ltd. ADR (3)	376	46,045

Denmark - 1.7%
AP Moller - Maersk A/S, Class A	38	40,513
AP Moller - Maersk A/S, Class B	63	71,217
Carlsberg A/S, Class B	953	140,832
Chr Hansen Holding A/S	842	71,329
Coloplast A/S, Class B	1,084	130,422
Danske Bank A/S	6,396	88,983
Demant A/S (1)(3)	1,207	30,899
DSV A/S	1,502	142,765
Genmab A/S (3)	610	123,942
H Lundbeck A/S	411	13,626
ISS A/S	1,075	26,578
Novo Nordisk A/S, Class B	14,877	768,786
Novozymes A/S, Class B	2,046	86,057
Orsted A/S (5)	1,816	168,813
Pandora A/S	992	39,810
Tryg A/S	1,180	33,808
Vestas Wind Systems A/S	1,796	139,330
		2,117,710

Finland - 1.1%
Elisa Oyj	1,450	74,754
Fortum Oyj	3,869	91,449
Kone Oyj, Class B	3,003	170,902
Metso Oyj	1,149	42,877
Neste Oyj	3,315	109,676
Nokia Oyj	48,318	244,020
Nokian Renkaat Oyj	1,167	32,893
Nordea Bank Abp (6)	393	2,784
Nordea Bank Abp (6)	28,251	200,396
Orion Oyj, Class B	1,045	38,940
Sampo Oyj, Class A	3,936	156,386
Stora Enso Oyj, Class R	4,859	58,474
UPM-Kymmene Oyj	4,065	120,034
Wartsila Oyj Abp	3,830	42,854
		1,386,439

France - 10.5%
Accor SA	1,534	63,942
Aeroports de Paris	234	41,622
Air Liquide SA	3,829	544,943
Alstom SA	1,576	65,283
Amundi SA (5)	600	41,795
Arkema SA	578	53,885
Atos SE	785	55,256
AXA SA	17,154	438,006
BioMerieux	321	26,547

BNP Paribas SA	9,829	477,855
Bollore SA	8,863	36,701
Bouygues SA	2,111	84,539
Bureau Veritas SA	2,318	55,794
Capgemini SE	1,303	153,430
Carrefour SA	5,490	96,033
Casino Guichard-Perrachon SA (1)	619	29,557
Cie de Saint-Gobain	4,545	178,131
Cie Generale des Etablissements Michelin SCA	1,561	173,806
CNP Assurances	992	19,170
Covivio	345	36,515
Credit Agricole SA	10,461	126,618
Danone SA	5,408	476,346
Dassault Aviation SA	27	38,191
Dassault Systemes SE	1,153	164,252
Edenred	2,118	101,600
Eiffage SA	600	62,199
Electricite de France SA	4,006	44,813
Engie SA	15,203	248,146
EssilorLuxottica SA	2,499	360,304
Eurazeo SE	476	35,400
Eutelsat Communications SA	1,779	33,093
Faurecia SE	412	19,531
Gecina SA	419	65,834
Getlink SE	3,977	59,718
Hermes International	288	198,915
Icade SA	224	20,039
Iliad SA	269	25,265
Imerys SA	365	14,661
Ingenico Group SA	559	54,483
Ipsen SA	305	28,934
JC Decaux SA	757	20,485
Kering SA	675	343,970
Klepierre SA	2,139	72,641
L'Oreal SA	2,239	626,179
Legrand SA	2,379	169,710
LVMH Moet Hennessy Louis Vuitton SE	2,458	975,235
Natixis SA	7,719	31,981
Orange SA	17,649	276,241
Pernod-Ricard SA	1,784	317,518
Peugeot SA	4,946	123,446
Publicis Groupe SA	1,961	96,491
Remy Cointreau SA	223	29,602
Renault SA	1,759	100,954
Safran SA	3,002	472,666
Sanofi SA	10,043	930,311
Sartorius Stedim Biotech	147	20,561
Schneider Electric SE	4,674	408,704
SCOR SE	1,419	58,587
SEB SA	175	26,560

Societe BIC SA (1)	293	19,669
Societe Generale SA	6,891	188,759
Sodexo SA	778	87,333
Suez	2,099	32,989
Teleperformance	519	112,455
Thales SA	954	109,663
Total SA	21,119	1,099,598
Ubisoft Entertainment SA (3)	595	42,894
Unibail-Rodamco-Westfield	1,323	192,866
Valeo SA (1)	2,186	70,842
Veolia Environnement SA	4,212	106,697
Vinci SA	4,541	489,152
Vivendi SA	7,584	207,519
Wendel SA	198	27,285
Worldline SA (3)(5)	817	51,468
		12,792,183

Germany - 8.4%
1&1 Drillisch AG	500	15,586
adidas AG	1,576	490,561
Allianz SE	3,751	873,128
Axel Springer SE	440	30,213
BASF SE	8,185	572,280
Bayer AG	8,078	569,120
Bayerische Motoren Werke AG	2,757	194,165
Bayerische Motoren Werke AG, PFC Shares	555	30,832
Beiersdorf AG	943	111,184
Brenntag AG	1,412	68,290
Carl Zeiss Meditec AG	255	29,064
Commerzbank AG	9,705	56,181
Continental AG	995	127,665
Covestro AG (5)	1,407	69,621
Daimler AG	7,922	393,858
Delivery Hero SE (3)(5)	811	36,005
Deutsche Bank AG	16,668	124,546
Deutsche Boerse AG	1,754	273,552
Deutsche Lufthansa AG	2,376	37,719
Deutsche Post AG	9,082	302,660
Deutsche Telekom AG	29,068	487,558
Deutsche Wohnen SE	3,115	113,708
E.ON SE	19,761	192,129
Evonik Industries AG	1,690	41,720
Fraport AG Frankfurt Airport Services Worldwide	424	35,936
Fresenius Medical Care AG & Co. KGaA	1,903	127,882
Fresenius SE & Co. KGaA	3,759	175,848
Fuchs Petrolub SE, PFC Shares	708	26,553
GEA Group AG	1,575	42,490
Hannover Rueck SE	541	91,434
HeidelbergCement AG	1,352	97,682
Henkel AG & Co. KGaA	931	85,229

Henkel AG & Co. KGaA, PFC Shares	1,492	147,632
Hochtief AG	211	24,046
HUGO BOSS AG	558	29,875
Infineon Technologies AG	10,311	185,255
Innogy SE (5)	1,405	68,376
KION Group AG	671	35,287
Knorr-Bremse AG	433	40,707
Lanxess AG	810	49,471
Merck KGaA	1,141	128,533
METRO AG	1,662	26,220
MTU Aero Engines AG	460	122,230
Muenchener Rueckversicherungs-Gesellschaft AG	1,172	302,725
Porsche Automobil Holding SE, PFC Shares	1,254	81,293
Puma SE	560	43,330
RTL Group SA	344	16,540
RWE AG	4,542	141,949
SAP SE	8,706	1,024,464
Sartorius AG, PFC Shares	314	57,245
Siemens AG	6,761	723,732
Siemens Healthineers AG (5)	983	38,654
Symrise AG	1,151	111,887
Telefonica Deutschland Holding AG	7,582	21,136
ThyssenKrupp AG	3,750	51,891
TUI AG (1)	4,204	48,825
Uniper SE	1,361	44,636
United Internet AG	1,054	37,559
Volkswagen AG	330	56,728
Volkswagen AG, PFC Shares	1,662	282,682
Vonovia SE	4,410	223,742
Wirecard AG	1,088	174,123
Zalando SE (3)(5)	881	40,226
		10,305,398

Hong Kong - 3.5%
AIA Group Ltd.	106,566	1,005,028
ASM Pacific Technology Ltd.	3,274	39,948
Bank of East Asia Ltd. (The)	7,110	17,511
BOC Hong Kong Holdings Ltd.	33,956	115,220
CK Asset Holdings Ltd.	23,066	156,274
CK Hutchison Holdings Ltd.	24,347	214,938
CK Infrastructure Holdings Ltd.	4,104	27,600
CLP Holdings Ltd.	14,122	148,435
Dairy Farm International Holdings Ltd.	3,000	18,908
Galaxy Entertainment Group Ltd.	17,913	111,056
Hang Lung Properties Ltd.	13,000	29,503
Hang Seng Bank Ltd.	6,440	138,766
Henderson Land Development Co. Ltd.	14,806	68,964
HK Electric Investments & HK Electric Investments Ltd.	27,027	25,757
HKT Trust & HKT Ltd.	27,020	42,863
Hong Kong & China Gas Co. Ltd.	94,325	183,852

Hong Kong Exchanges & Clearing Ltd.	10,306	302,069
Hongkong Land Holdings Ltd.	9,294	52,253
Hysan Development Co. Ltd.	6,398	25,801
Jardine Matheson Holdings Ltd.	2,019	108,051
Jardine Strategic Holdings Ltd.	2,100	62,814
Kerry Properties Ltd.	6,621	20,387
Link	18,689	206,156
Melco Resorts & Entertainment Ltd. ADR	1,940	37,656
MGM China Holdings Ltd.	9,686	15,081
MTR Corp. Ltd.	11,981	67,191
New World Development Co. Ltd.	57,431	74,583
NWS Holdings Ltd.	15,628	24,206
PCCW Ltd.	42,738	23,993
Power Assets Holdings Ltd.	11,042	74,123
Sands China Ltd.	19,483	88,037
Shangri-La Asia Ltd.	12,775	13,021
Sino Land Co. Ltd.	31,433	47,244
SJM Holdings Ltd.	21,000	19,944
Sun Hung Kai Properties Ltd.	14,152	203,375
Swire Pacific Ltd., Class A	4,537	42,227
Swire Properties Ltd.	11,929	37,438
Techtronic Industries Co. Ltd.	12,025	83,696
Vitasoy International Holdings Ltd.	8,000	32,428
WH Group Ltd. (5)	81,549	73,032
Wharf Holdings Ltd. (The)	8,906	19,425
Wharf Real Estate Investment Co. Ltd.	11,905	65,019
Wheelock & Co. Ltd.	6,286	35,812
Wynn Macau Ltd.	15,891	30,966
Yue Yuen Industrial Holdings Ltd.	7,565	20,668
		4,251,319

Ireland - 0.9%
AIB Group plc	8,000	23,732
Bank of Ireland Group plc	7,679	30,427
CRH plc	6,804	233,542
DCC plc	788	68,725
Experian plc	8,419	269,232
Flutter Entertainment plc	656	61,296
James Hardie Industries plc CDI	3,691	62,000
Kerry Group plc, Class A	1,467	171,472
Kingspan Group plc	1,458	71,155
Smurfit Kappa Group plc	1,686	50,135
		1,041,716

Israel - 0.6%
Azrieli Group Ltd.	432	34,043
Bank Hapoalim BM	10,950	86,279
Bank Leumi Le-Israel BM	13,251	94,345
Check Point Software Technologies Ltd. (3)	1,150	125,925
CyberArk Software Ltd. (3)	218	21,761

Elbit Systems Ltd.	117	19,424
Israel Chemicals Ltd.	5,940	29,717
Israel Discount Bank Ltd., Class A	9,880	43,424
Mizrahi Tefahot Bank Ltd.	1,788	44,429
Nice Ltd. (3)	513	73,938
Teva Pharmaceutical Industries Ltd. ADR (1)(3)	8,665	59,615
Wix.com Ltd. (3)	425	49,615
		682,515

Italy - 2.1%
Assicurazioni Generali SpA	9,589	185,832
Atlantia SpA	4,209	101,722
Davide Campari-Milano SpA	5,508	49,754
Enel SpA	72,788	543,675
Eni SpA	21,945	335,424
Ferrari NV	1,129	174,219
FinecoBank Banca Fineco SpA	4,632	49,007
Intesa Sanpaolo SpA	130,530	309,202
Leonardo SpA	3,780	44,434
Mediobanca Banca di Credito Finanziario SpA	4,282	46,741
Moncler SpA	1,356	48,332
Pirelli & C SpA (5)	2,992	17,718
Poste Italiane SpA (5)	5,326	60,541
Prysmian SpA	1,988	42,688
Recordati SpA	751	32,210
Snam SpA	21,569	108,950
Telecom Italia SpA (3)	103,232	58,944
Telecom Italia SpA, PFC Shares	61,458	33,617
Terna Rete Elettrica Nazionale SpA	12,851	82,538
UniCredit SpA	16,810	198,140
		2,523,688

Japan - 24.4%
ABC-Mart, Inc.	336	21,359
Acom Co. Ltd.	4,068	16,031
Advantest Corp.	2,000	89,156
AEON Co. Ltd. (1)	5,948	109,281
AEON Financial Service Co. Ltd.	1,135	17,161
AEON Mall Co. Ltd. (1)	1,161	18,369
AGC, Inc.	1,656	51,605
Air Water, Inc.	1,519	27,314
Aisin Seiki Co. Ltd.	1,652	52,230
Ajinomoto Co., Inc.	2,599	49,193
Alfresa Holdings Corp.	1,916	42,930
Alps Alpine Co. Ltd.	1,919	36,034
Amada Holdings Co. Ltd.	2,469	26,755
ANA Holdings, Inc.	883	29,748
Aozora Bank Ltd.	906	22,705
Asahi Group Holdings Ltd.	3,315	164,633
Asahi Intecc Co. Ltd.	1,600	42,214

Asahi Kasei Corp. (1)	11,670	115,767
Astellas Pharma, Inc.	15,601	223,159
Bandai Namco Holdings, Inc.	1,737	108,315
Bank of Kyoto Ltd. (The)	618	24,311
Benesse Holdings, Inc.	678	17,662
Bridgestone Corp.	4,484	174,499
Brother Industries Ltd.	1,905	34,712
Calbee, Inc.	818	25,516
Canon, Inc.	9,000	240,679
Casio Computer Co. Ltd. (1)	1,531	23,826
Central Japan Railway Co.	1,259	259,618
Chiba Bank Ltd. (The) (1)	5,241	27,107
Chubu Electric Power Co., Inc.	5,569	80,782
Chugai Pharmaceutical Co. Ltd.	1,982	154,888
Chugoku Electric Power Co., Inc. (The) (1)	2,837	36,509
Coca-Cola Bottlers Japan Holdings, Inc.	1,200	26,983
Concordia Financial Group Ltd.	9,831	37,886
Credit Saison Co. Ltd.	1,512	20,389
CyberAgent, Inc.	600	23,128
Dai Nippon Printing Co. Ltd.	2,105	54,606
Dai-ichi Life Holdings, Inc.	9,813	149,186
Daicel Corp.	2,854	24,280
Daifuku Co. Ltd. (1)	900	46,823
Daiichi Sankyo Co. Ltd.	4,800	303,309
Daikin Industries Ltd.	2,273	299,784
Daito Trust Construction Co. Ltd. (1)	616	78,896
Daiwa House Industry Co. Ltd.	5,132	166,814
Daiwa House REIT Investment Corp.	11	30,947
Daiwa Securities Group, Inc. (1)	14,525	65,003
Denso Corp.	3,934	173,833
Dentsu, Inc.	1,905	67,361
Disco Corp. (1)	200	38,233
East Japan Railway Co.	2,650	253,399
Eisai Co. Ltd.	2,251	114,997
Electric Power Development Co. Ltd.	1,493	34,131
FamilyMart Co. Ltd.	2,532	61,865
FANUC Corp.	1,662	314,157
Fast Retailing Co. Ltd. (1)	536	319,750
Fuji Electric Co. Ltd.	1,141	35,181
FUJIFILM Holdings Corp.	3,027	133,341
Fujitsu Ltd.	1,652	132,772
Fukuoka Financial Group, Inc.	1,577	29,929
GMO Payment Gateway, Inc. (1)	400	26,849
Hakuhodo DY Holdings, Inc.	2,178	31,648
Hamamatsu Photonics KK	1,351	50,403
Hankyu Hanshin Holdings, Inc.	2,062	79,738
Hikari Tsushin, Inc.	219	47,511
Hino Motors Ltd.	2,636	21,845
Hirose Electric Co. Ltd. (1)	342	42,133
Hisamitsu Pharmaceutical Co., Inc.	630	27,733

Hitachi Chemical Co. Ltd.	1,062	34,837
Hitachi Construction Machinery Co. Ltd. (1)	1,096	26,622
Hitachi High-Technologies Corp.	702	40,807
Hitachi Ltd.	8,184	306,492
Hitachi Metals Ltd.	2,186	23,740
Honda Motor Co. Ltd.	13,901	363,990
Hoshizaki Corp. (1)	316	24,909
HOYA Corp.	3,223	263,973
Hulic Co. Ltd.	3,040	31,211
Idemitsu Kosan Co. Ltd.	1,684	47,779
IHI Corp. (1)	1,298	28,434
Iida Group Holdings Co. Ltd. (1)	1,500	24,491
INPEX Corp.	8,491	78,251
Isetan Mitsukoshi Holdings Ltd.	3,424	27,420
Isuzu Motors Ltd.	5,055	55,996
ITOCHU Corp.	11,548	239,201
Itochu Techno-Solutions Corp.	1,000	26,562
J Front Retailing Co. Ltd.	2,460	28,902
Japan Airlines Co. Ltd.	820	24,353
Japan Airport Terminal Co. Ltd. (1)	400	17,412
Japan Exchange Group, Inc.	4,518	71,395
Japan Post Bank Co. Ltd. (1)	2,200	21,369
Japan Post Holdings Co. Ltd.	12,700	117,190
Japan Prime Realty Investment Corp.	8	37,966
Japan Real Estate Investment Corp.	10	67,063
Japan Retail Fund Investment Corp.	20	42,320
Japan Tobacco, Inc.	9,934	217,650
JFE Holdings, Inc.	4,625	56,020
JGC Corp. (1)	2,113	27,886
JSR Corp.	1,959	31,541
JTEKT Corp.	2,275	26,274
JXTG Holdings, Inc.	26,738	122,218
Kajima Corp.	3,581	47,177
Kakaku.com, Inc.	1,455	35,944
Kamigumi Co. Ltd.	1,188	26,987
Kaneka Corp.	570	17,863
Kansai Electric Power Co., Inc. (The) (1)	6,078	68,075
Kansai Paint Co. Ltd. (1)	1,523	35,600
Kao Corp.	4,201	311,617
Kawasaki Heavy Industries Ltd.	1,447	32,263
KDDI Corp.	15,067	393,139
Keihan Holdings Co. Ltd.	838	37,340
Keikyu Corp.	2,389	46,496
Keio Corp.	979	61,130
Keisei Electric Railway Co. Ltd.	1,406	58,044
Keyence Corp.	830	516,638
Kikkoman Corp. (1)	1,101	52,820
Kintetsu Group Holdings Co. Ltd.	1,546	80,698
Kirin Holdings Co. Ltd.	7,326	155,896
Kobayashi Pharmaceutical Co. Ltd.	400	30,548

Kobe Steel Ltd.	3,157	16,956
Koito Manufacturing Co. Ltd.	947	46,615
Komatsu Ltd.	8,246	190,151
Konami Holdings Corp.	951	46,070
Konica Minolta, Inc.	4,612	32,268
Kose Corp.	308	52,295
Kubota Corp.	9,011	137,045
Kuraray Co. Ltd.	2,718	33,580
Kurita Water Industries Ltd.	1,032	27,783
Kyocera Corp.	2,948	183,809
Kyowa Kirin Co. Ltd.	2,644	51,490
Kyushu Electric Power Co., Inc. (1)	3,051	28,833
Kyushu Railway Co.	900	28,728
Lawson, Inc.	500	25,603
LINE Corp. (1)(3)	439	15,754
Lion Corp.	1,722	34,065
LIXIL Group Corp.	2,113	37,331
M3, Inc. (1)	3,958	95,783
Makita Corp. (1)	1,948	61,817
Marubeni Corp.	14,833	98,921
Marui Group Co. Ltd. (1)	1,130	23,942
Maruichi Steel Tube Ltd. (1)	575	15,272
Mazda Motor Corp.	4,510	40,425
McDonald’s Holdings Co. (Japan), Ltd.	677	32,792
Mebuki Financial Group, Inc.	9,500	23,493
Medipal Holdings Corp.	1,745	38,952
MEIJI Holdings Co. Ltd. (1)	967	70,733
Mercari, Inc. (3)	1,000	24,950
MINEBEA MITSUMI, Inc.	3,459	55,218
MISUMI Group, Inc. (1)	2,280	54,009
Mitsubishi Chemical Holdings Corp. (1)	11,222	80,432
Mitsubishi Corp. (1)	11,890	292,766
Mitsubishi Electric Corp.	16,660	222,247
Mitsubishi Estate Co. Ltd.	10,768	208,216
Mitsubishi Gas Chemical Co., Inc. (1)	1,148	15,440
Mitsubishi Heavy Industries Ltd. (1)	2,944	115,724
Mitsubishi Materials Corp.	1,000	27,109
Mitsubishi Motors Corp. (1)	3,200	13,961
Mitsubishi Tanabe Pharma Corp.	1,789	19,715
Mitsubishi UFJ Financial Group, Inc.	106,276	541,249
Mitsubishi UFJ Lease & Finance Co. Ltd. (1)	4,566	26,484
Mitsui & Co. Ltd.	13,675	224,631
Mitsui Chemicals, Inc.	1,475	33,231
Mitsui Fudosan Co. Ltd.	7,831	194,891
Mitsui OSK Lines Ltd.	1,100	27,966
Mizuho Financial Group, Inc. (1)	208,814	320,895
MonotaRO Co. Ltd. (1)	600	15,827
MS&AD Insurance Group Holdings, Inc. (1)	4,228	137,428
Murata Manufacturing Co. Ltd.	4,914	238,169
Nabtesco Corp. (1)	1,148	35,936

Nagoya Railroad Co. Ltd.	1,275	38,199
NEC Corp. (1)	1,755	74,213
Nexon Co. Ltd. (3)	3,550	43,133
NGK Insulators Ltd.	1,971	28,197
NGK Spark Plug Co. Ltd.	1,223	23,465
NH Foods Ltd.	883	35,553
Nidec Corp.	2,014	272,739
Nikon Corp. (1)	2,874	36,055
Nintendo Co. Ltd.	921	343,069
Nippon Building Fund, Inc.	12	92,198
Nippon Electric Glass Co. Ltd.	900	20,124
Nippon Express Co. Ltd.	576	29,501
Nippon Paint Holdings Co. Ltd.	1,458	76,257
Nippon Prologis REIT, Inc.	18	49,358
Nippon Steel Corp.	6,675	93,532
Nippon Telegraph & Telephone Corp.	5,902	282,373
Nippon Yusen KK (1)	1,300	21,838
Nissan Chemical Corp.	1,247	52,213
Nissan Motor Co. Ltd. (1)	20,743	129,506
Nisshin Seifun Group, Inc.	1,417	26,276
Nissin Foods Holdings Co. Ltd.	498	36,091
Nitori Holdings Co. Ltd.	716	105,073
Nitto Denko Corp.	1,470	71,229
Nomura Holdings, Inc. (1)	31,557	134,144
Nomura Real Estate Holdings, Inc.	1,270	27,531
Nomura Real Estate Master Fund, Inc.	29	52,379
Nomura Research Institute Ltd.	3,000	59,946
NSK Ltd. (1)	3,396	28,781
NTT Data Corp.	5,530	71,771
NTT DoCoMo, Inc. (1)	11,724	299,368
Obayashi Corp.	5,320	53,205
Obic Co. Ltd.	660	75,630
Odakyu Electric Railway Co. Ltd.	2,305	55,367
Oji Holdings Corp.	8,273	38,842
Olympus Corp.	10,276	139,218
Omron Corp.	1,663	91,640
Ono Pharmaceutical Co. Ltd.	3,505	63,833
Oracle Corp. Japan	389	33,912
Oriental Land Co. Ltd.	1,824	278,006
ORIX Corp. (1)	12,002	179,538
Osaka Gas Co. Ltd.	3,123	59,982
Otsuka Corp.	1,064	42,583
Otsuka Holdings Co. Ltd.	3,552	133,431
Pan Pacific International Holdings Corp.	3,636	60,875
Panasonic Corp.	19,947	162,562
Park24 Co. Ltd. (1)	1,041	24,183
PeptiDream, Inc. (3)	1,000	47,799
Persol Holdings Co. Ltd.	1,200	22,808
Pigeon Corp.	900	37,266
Pola Orbis Holdings, Inc.	932	21,010

Rakuten, Inc.	8,000	79,301
Recruit Holdings Co. Ltd.	10,757	328,664
Renesas Electronics Corp. (1)(3)	8,600	56,358
Resona Holdings, Inc.	19,311	83,098
Ricoh Co. Ltd. (1)	5,835	52,791
Rinnai Corp.	346	23,314
Rohm Co. Ltd.	907	69,932
Ryohin Keikaku Co. Ltd.	2,430	45,554
Sankyo Co. Ltd.	600	20,647
Santen Pharmaceutical Co. Ltd.	2,900	50,679
SBI Holdings, Inc.	1,575	33,887
Secom Co. Ltd.	1,748	159,952
Sega Sammy Holdings, Inc.	1,500	21,042
Seibu Holdings, Inc.	1,400	24,439
Seiko Epson Corp. (1)	2,252	31,988
Sekisui Chemical Co. Ltd.	3,264	50,795
Sekisui House Ltd.	5,950	117,406
Seven & I Holdings Co. Ltd.	6,226	238,613
Seven Bank Ltd.	6,071	16,678
SG Holdings Co. Ltd.	1,400	34,309
Sharp Corp.	1,524	17,019
Shimadzu Corp.	2,014	51,210
Shimamura Co. Ltd.	225	17,876
Shimano, Inc.	650	98,217
Shimizu Corp. (1)	5,627	51,115
Shin-Etsu Chemical Co. Ltd.	3,285	353,500
Shinsei Bank Ltd.	1,822	26,642
Shionogi & Co. Ltd.	2,421	134,978
Shiseido Co. Ltd.	3,374	270,794
Shizuoka Bank Ltd. (The)	3,925	29,413
Showa Denko KK	1,300	34,305
SMC Corp.	479	205,888
SoftBank Corp. (1)	15,200	205,955
SoftBank Group Corp.	14,584	575,491
Sohgo Security Services Co. Ltd.	728	38,289
Sompo Holdings, Inc.	2,899	121,749
Sony Corp.	11,280	666,740
Sony Financial Holdings, Inc.	574	12,498
Stanley Electric Co. Ltd.	1,134	30,205
Subaru Corp.	5,128	145,020
Sumco Corp. (1)	3,000	40,868
Sumitomo Chemical Co. Ltd.	13,034	58,845
Sumitomo Corp.	10,225	160,077
Sumitomo Dainippon Pharma Co. Ltd.	1,622	26,837
Sumitomo Electric Industries Ltd.	6,690	85,374
Sumitomo Heavy Industries Ltd.	1,127	33,582
Sumitomo Metal Mining Co. Ltd.	2,120	66,210
Sumitomo Mitsui Financial Group, Inc. (1)	11,497	395,061
Sumitomo Mitsui Trust Holdings, Inc. (1)	2,582	93,499
Sumitomo Realty & Development Co. Ltd.	3,168	120,942

Sumitomo Rubber Industries Ltd.	1,700	20,244
Sundrug Co. Ltd.	700	22,087
Suntory Beverage & Food Ltd.	1,117	47,821
Suzuken Co. Ltd.	500	26,915
Suzuki Motor Corp.	2,978	126,861
Sysmex Corp.	1,393	93,585
T&D Holdings, Inc.	5,006	53,493
Taiheiyo Cement Corp. (1)	1,231	33,079
Taisei Corp.	1,849	71,958
Taisho Pharmaceutical Holdings Co. Ltd. (1)	167	12,211
Taiyo Nippon Sanso Corp.	1,324	26,910
Takeda Pharmaceutical Co. Ltd.	13,024	446,927
TDK Corp. (1)	1,255	113,448
Teijin Ltd.	1,307	25,228
Terumo Corp.	5,318	172,081
THK Co. Ltd.	1,228	32,534
Tobu Railway Co. Ltd.	1,273	41,356
Toho Co. Ltd.	1,156	50,742
Toho Gas Co. Ltd.	772	29,608
Tohoku Electric Power Co., Inc. (1)	3,514	34,347
Tokio Marine Holdings, Inc.	5,600	300,424
Tokyo Century Corp.	500	23,253
Tokyo Electric Power Co. Holdings, Inc. (3)	11,600	56,893
Tokyo Electron Ltd.	1,379	264,939
Tokyo Gas Co. Ltd.	3,362	85,035
Tokyu Corp.	4,384	82,469
Tokyu Fudosan Holdings Corp.	5,227	33,454
Toppan Printing Co. Ltd.	2,674	47,489
Toray Industries, Inc.	11,862	88,342
Toshiba Corp.	4,074	124,617
Tosoh Corp.	1,600	21,315
TOTO Ltd. (1)	1,143	43,046
Toyo Seikan Group Holdings Ltd.	1,665	25,982
Toyo Suisan Kaisha Ltd.	904	36,302
Toyoda Gosei Co. Ltd.	662	13,327
Toyota Industries Corp.	1,361	78,583
Toyota Motor Corp.	20,230	1,358,651
Toyota Tsusho Corp.	1,765	57,288
Trend Micro, Inc.	1,144	54,670
Tsuruha Holdings, Inc. (1)	372	40,624
Unicharm Corp.	3,314	105,332
United Urban Investment Corp.	22	42,147
USS Co. Ltd.	2,235	43,525
Welcia Holdings Co. Ltd.	300	15,162
West Japan Railway Co.	1,478	125,055
Yahoo Japan Corp.	23,517	66,256
Yakult Honsha Co. Ltd.	896	50,300
Yamada Denki Co. Ltd. (1)	6,405	31,035
Yamaha Corp.	1,409	63,525
Yamaha Motor Co. Ltd.	2,354	42,914

Yamato Holdings Co. Ltd.	2,964	44,781
Yamazaki Baking Co. Ltd.	1,347	24,094
Yaskawa Electric Corp.	2,183	81,027
Yokogawa Electric Corp.	2,328	42,779
Yokohama Rubber Co. Ltd. (The)	1,123	22,569
ZOZO, Inc. (1)	1,807	41,857
		29,852,404

Luxembourg - 0.3%
ArcelorMittal	5,939	83,552
Aroundtown SA	6,058	49,551
Eurofins Scientific SE	110	51,154
Millicom International Cellular SA SDR	674	32,707
SES SA FDR	3,178	57,927
Tenaris SA	4,814	51,059
		325,950

Netherlands - 6.4%
ABN AMRO Bank NV (5)	3,966	69,867
Adyen NV (3)(5)	94	61,817
Aegon NV	16,563	68,788
AerCap Holdings NV (3)	1,338	73,255
Airbus SE	5,180	672,512
Akzo Nobel NV	2,042	181,947
ASML Holding NV	3,712	920,626
CNH Industrial NV	9,151	93,186
EXOR NV	898	60,142
Fiat Chrysler Automobiles NV	9,199	119,199
Heineken Holding NV	1,027	102,176
Heineken NV	2,375	256,529
ING Groep NV	33,790	352,995
Koninklijke Ahold Delhaize NV	10,626	265,731
Koninklijke DSM NV	1,668	200,797
Koninklijke KPN NV	27,289	85,044
Koninklijke Philips NV	7,848	362,649
Koninklijke Vopak NV	716	36,802
NN Group NV	2,795	99,051
NXP Semiconductors NV	2,468	269,308
Prosus NV (3)	3,800	278,951
QIAGEN NV (3)	2,172	71,130
Randstad NV	975	47,869
Royal Dutch Shell plc, Class A	38,386	1,125,782
Royal Dutch Shell plc, Class B	32,633	964,482
STMicroelectronics NV	5,943	115,008
Unilever NV	12,410	745,188
Wolters Kluwer NV	2,422	176,721
		7,877,552

New Zealand - 0.2%
a2 Milk Co., Ltd. (3)	6,592	54,771

Auckland International Airport Ltd.	7,512	43,074
Fisher & Paykel Healthcare Corp. Ltd.	5,320	57,722
Fletcher Building Ltd.	7,060	22,769
Meridian Energy Ltd.	13,065	42,551
Ryman Healthcare Ltd.	3,823	31,774
Spark New Zealand Ltd.	18,656	51,529
		304,190

Norway - 0.6%
Aker BP ASA	1,331	35,465
DNB ASA	8,213	144,779
Equinor ASA	8,202	155,364
Gjensidige Forsikring ASA	2,039	40,438
Mowi ASA	3,437	79,385
Norsk Hydro ASA	12,075	42,518
Orkla ASA	6,708	61,038
Schibsted ASA, Class B	908	25,464
Telenor ASA	5,788	116,130
Yara International ASA	1,585	68,337
		768,918

Portugal - 0.2%
EDP - Energias de Portugal SA	23,611	91,630
Galp Energia SGPS SA	5,073	76,294
Jeronimo Martins SGPS SA	1,795	30,270
		198,194

Russia - 0.0% (4)
Evraz plc	3,425	19,713

Singapore - 1.2%
Ascendas Real Estate Investment Trust	19,131	43,206
CapitaLand Commercial Trust	21,099	31,614
CapitaLand Ltd.	17,948	45,878
CapitaLand Mall Trust	25,281	48,127
City Developments Ltd.	4,171	29,671
ComfortDelGro Corp. Ltd.	21,978	38,186
DBS Group Holdings Ltd.	16,148	292,135
Genting Singapore Ltd.	48,954	31,169
Golden Agri-Resources Ltd.	123,300	20,069
Jardine Cycle & Carriage Ltd.	1,007	21,871
Keppel Corp. Ltd.	9,728	41,777
Oversea-Chinese Banking Corp. Ltd.	28,436	223,547
SATS Ltd.	6,826	23,936
SembCorp Industries Ltd.	12,300	18,520
Singapore Airlines Ltd.	3,300	21,827
Singapore Exchange Ltd.	5,000	30,675
Singapore Press Holdings Ltd.	7,319	11,022
Singapore Technologies Engineering Ltd.	10,618	29,515
Singapore Telecommunications Ltd.	76,291	171,177

Suntec Real Estate Investment Trust	24,465	33,657
United Overseas Bank Ltd.	10,214	189,827
UOL Group Ltd.	4,870	26,446
Venture Corp. Ltd.	2,000	22,177
Wilmar International Ltd.	20,300	54,789
Yangzijiang Shipbuilding Holdings Ltd.	20,000	13,906
		1,514,724

Spain - 2.9%
ACS Actividades de Construccion y Servicios SA	2,064	82,469
Aena SME SA (5)	615	112,578
Amadeus IT Group SA, Class A	3,651	261,600
Banco Bilbao Vizcaya Argentaria SA	59,631	310,408
Banco de Sabadell SA	46,278	44,868
Banco Santander SA	143,860	585,340
Bankia SA	11,742	22,155
Bankinter SA	5,419	34,196
CaixaBank SA	33,360	87,503
Cellnex Telecom SA (5)	1,732	71,538
Enagas SA	2,312	53,445
Endesa SA	3,009	79,154
Ferrovial SA	4,491	129,760
Grifols SA	2,499	73,666
Iberdrola SA	51,699	537,347
Industria de Diseno Textil SA	8,977	277,816
Mapfre SA	10,989	29,596
Naturgy Energy Group SA	2,975	78,905
Red Electrica Corp. SA	4,173	84,527
Repsol SA	13,282	207,146
Siemens Gamesa Renewable Energy SA (1)	1,846	25,043
Telefonica SA	39,336	300,572
		3,489,632

Sweden - 2.4%
Alfa Laval AB	2,793	55,089
Assa Abloy AB, Class B	8,723	193,922
Atlas Copco AB, Class A	5,827	179,432
Atlas Copco AB, Class B	3,558	96,347
Boliden AB	2,356	54,109
Electrolux AB, Series B	1,958	46,385
Epiroc AB, Class A	5,827	63,107
Epiroc AB, Class B	3,558	36,717
Essity AB, Class B	4,895	142,828
Hennes & Mauritz AB, Class B	7,113	137,881
Hexagon AB, Class B	2,400	115,608
Husqvarna AB, Class B	4,245	32,283
ICA Gruppen AB	820	37,871
Industrivarden AB, Class C	1,673	36,599
Investor AB, Class B	4,143	202,333
Kinnevik AB, Class B	1,988	52,268

L E Lundbergforetagen AB, Class B	510	19,181
Lundin Petroleum AB	1,724	51,683
Sandvik AB	9,185	142,992
Securitas AB, Class B	3,192	48,879
Skandinaviska Enskilda Banken AB, Class A	15,591	143,261
Skanska AB, Class B	2,734	55,350
SKF AB, Class B	3,325	54,906
Svenska Handelsbanken AB, Class A	12,961	121,251
Swedbank AB, Class A	7,827	112,722
Swedish Match AB	1,590	65,759
Tele2 AB, Class B (1)	3,663	54,478
Telefonaktiebolaget LM Ericsson, Class B	27,017	215,767
Telia Co. AB	25,833	115,564
Volvo AB, Class B	14,184	199,046
		2,883,618

Switzerland - 9.6%
ABB Ltd.	15,488	304,585
Adecco Group AG	1,418	78,469
Alcon, Inc. (3)	3,771	219,962
Baloise Holding AG	415	74,357
Barry Callebaut AG	22	45,376
Chocoladefabriken Lindt & Sprungli AG	1	82,787
Chocoladefabriken Lindt & Sprungli AG PC	10	73,857
Cie Financiere Richemont SA	4,675	342,610
Clariant AG	1,110	21,620
Coca-Cola HBC AG	1,844	60,226
Credit Suisse Group AG	21,448	262,376
Dufry AG	383	32,038
EMS-Chemie Holding AG	32	19,939
Geberit AG	344	164,392
Givaudan SA	78	217,700
Glencore plc	99,586	300,107
Julius Baer Group Ltd.	2,030	89,910
Kuehne & Nagel International AG	489	71,958
LafargeHolcim Ltd.	4,164	205,051
Lonza Group AG	693	234,519
Nestle SA	27,052	2,933,910
Novartis AG	19,201	1,666,396
Pargesa Holding SA	354	27,229
Partners Group Holding AG	156	119,801
Roche Holding AG PC	6,218	1,810,460
Schindler Holding AG	114	25,433
Schindler Holding AG PC	303	67,808
SGS SA	49	121,467
Sika AG	1,200	175,574
Sonova Holding AG	543	126,346
Straumann Holding AG	95	77,705
Swatch Group AG (The)	505	25,379
Swatch Group AG (The), Bearer Shares	228	60,534

Swiss Life Holding AG	289	138,171
Swiss Prime Site AG	646	63,220
Swiss Re AG	2,810	293,206
Swisscom AG	201	99,168
Temenos AG	579	96,953
UBS Group AG	34,696	393,954
Vifor Pharma AG	390	62,333
Zurich Insurance Group AG	1,356	519,359
		11,806,245

United Kingdom - 14.0%
3i Group plc	8,757	125,333
Admiral Group plc	1,608	41,815
Anglo American plc	9,647	221,707
Antofagasta plc	4,020	44,379
Ashtead Group plc	4,542	126,311
Associated British Foods plc	3,229	91,409
AstraZeneca plc	11,420	1,019,681
Auto Trader Group plc (5)	8,362	52,410
Aviva plc	36,279	178,100
BAE Systems plc	28,922	202,549
Barclays plc	148,320	273,280
Barratt Developments plc	8,797	70,030
Berkeley Group Holdings plc	1,068	54,836
BHP Group plc	18,083	386,240
BP plc	178,984	1,133,105
British American Tobacco plc	19,976	737,718
British Land Co. plc (The)	8,346	60,039
BT Group plc	72,149	158,252
Bunzl plc	2,897	75,726
Burberry Group plc	3,124	83,447
Carnival plc	1,546	63,974
Centrica plc	43,792	39,710
Coca-Cola European Partners plc (6)	369	20,461
Coca-Cola European Partners plc (6)	1,736	96,734
Compass Group plc	14,287	367,643
Croda International plc	1,162	69,413
Diageo plc	21,484	877,627
Direct Line Insurance Group plc	11,922	43,986
easyJet plc	1,619	22,850
Ferguson plc	1,860	135,744
Fresnillo plc	2,253	18,954
G4S plc	12,759	29,715
GlaxoSmithKline plc	43,689	936,456
GVC Holdings plc	4,677	42,722
Halma plc	2,850	68,985
Hargreaves Lansdown plc	2,659	67,890
HSBC Holdings plc	177,475	1,359,859
Imperial Brands plc	8,611	193,370
Informa plc	11,094	116,187

InterContinental Hotels Group plc	1,531	95,543
Intertek Group plc	1,422	95,718
Investec plc	6,644	34,179
ITV plc	34,182	52,945
J Sainsbury plc	11,121	30,009
John Wood Group plc	4,732	22,061
Johnson Matthey plc	1,639	61,562
Kingfisher plc	19,212	48,825
Land Securities Group plc	6,865	72,302
Legal & General Group plc	55,845	170,457
Lloyds Banking Group plc	630,386	417,895
London Stock Exchange Group plc	2,871	257,815
Marks & Spencer Group plc	17,473	39,576
Meggitt plc	7,904	61,659
Melrose Industries plc	36,836	91,261
Merlin Entertainments plc (5)	7,236	40,262
Micro Focus International plc	3,164	44,461
Mondi plc	4,348	83,253
National Grid plc	30,956	335,170
Next plc	1,210	91,979
NMC Health plc (1)	541	18,031
Ocado Group plc (3)	4,198	68,283
Pearson plc	7,041	63,849
Persimmon plc	2,734	72,916
Prudential plc	22,322	404,502
Reckitt Benckiser Group plc	6,333	494,477
RELX plc (6)	9,036	214,602
RELX plc (6)	7,771	184,770
Rentokil Initial plc	15,508	89,162
Rio Tinto plc	9,523	495,030
Rolls-Royce Holdings plc	15,214	147,832
Royal Bank of Scotland Group plc	43,321	110,420
RSA Insurance Group plc	8,671	56,891
Sage Group plc (The)	9,664	82,126
Schroders plc	934	35,304
Segro plc	8,386	83,604
Severn Trent plc	2,400	63,881
Smith & Nephew plc	7,814	188,176
Smiths Group plc	3,491	67,362
Spirax-Sarco Engineering plc	587	56,554
SSE plc	9,191	140,602
St. James's Place plc	4,702	56,554
Standard Chartered plc	24,032	201,723
Standard Life Aberdeen plc	21,252	74,639
Taylor Wimpey plc	27,593	54,770
Tesco plc	84,614	250,159
Unilever plc	10,028	602,702
United Utilities Group plc	6,144	62,365
Vodafone Group plc	239,405	476,968
Weir Group plc (The)	2,420	42,393

Whitbread plc	1,129	59,588
WM Morrison Supermarkets plc	18,613	45,829
WPP plc	11,769	147,364
		17,069,007

Total Common Stocks (Cost $94,170,933)		121,236,354

SHORT TERM INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.6%
State Street Navigator Securities Lending Government Money Market Portfolio, 2.07%	710,761	710,761

Total Short Term Investment of Cash Collateral for Securities Loaned (Cost $710,761)		710,761

TOTAL INVESTMENTS (Cost $94,881,694) - 99.7%		121,947,115
Other assets and liabilities, net - 0.3%		380,446
NET ASSETS - 100.0%		122,327,561

NOTES TO SCHEDULE OF INVESTMENTS
(1) All or a portion of this security was on loan at September 30, 2019. The aggregate market value of securities on loan at September 30, 2019 was $4,797,195 and the total market value of the collateral received by the Fund was $5,077,854, comprised of cash of $710,761 and U.S. government and/or agencies securities of $4,367,093.

(2) For fair value measurement disclosure purposes, security is categorized as Level 3.
(3) Non-income producing security.
(4) Amount is less than 0.05%.
(5) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities amounts to $1,074,721, which represents 0.9% of the net assets of the Fund as of September 30, 2019.

(6) Securities are traded on separate exchanges for the same entity.

At September 30, 2019, the concentration of the Fund’s investments in the various sectors, determined as a percentage of total investments, was as follows:

ECONOMIC SECTORS	% of total investments*
Financials	18.7%
Industrials	14.7%
Consumer Staples	12.0%
Health Care	11.6%
Consumer Discretionary	11.3%
Materials	7.0%
Information Technology	6.8%
Communication Services	5.3%
Energy	5.1%
Utilities	3.9%
Real Estate	3.6%
Total	100.0%

* Does not include Short Term Investment of Cash Collateral for Securities Loaned.

Abbreviations:
ADR:	American Depositary Receipt
CDI:	CHESS Depositary Interest
FDR:	Fiduciary Depositary Receipt
PC:	Participation Certificate
PFC Shares:	Preference Shares
SDR:	Swedish Depositary Receipt

U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund’s holdings as of September 30, 2019, based on the inputs used to value them:

Assets	Level 1	Level 2		Level 3(1)	Total
Common Stocks
Australia	$104,390	$8,348,616		$—	$8,453,006
China	46,045	—		—	46,045
Germany	30,213	10,275,185		—	10,305,398
Hong Kong	37,656	4,213,663		—	4,251,319
Israel	256,916	425,599		—	682,515
Netherlands	621,514	7,256,038		—	7,877,552
United Kingdom	20,461	17,048,546		—	17,069,007
Other Countries(2)	—	72,551,512		—	72,551,512
Total Common Stocks	$1,117,195	$120,119,159	(3)	$—	$121,236,354
Short Term Investment of Cash Collateral for Securities Loaned	710,761	—		—	710,761
Total Investments	$1,827,956	$120,119,159		$—	$121,947,115

(1) None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
(2) For further breakdown of equity securities by country, please refer to the Schedule of Investments.
(3) Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Level 3 investments at the beginning and end of the period were valued at $0 and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended September 30, 2019 is not presented.
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.